Provisions for Impairment of Financial Assets - Schedule of Changes in Provision for Loan Losses Recorded on the Income (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provisions released
Credit risk provisions	$ 325,955	$ 527,078	$ 441,343
Provisions for loan losses [member]
Disclosure of financial assets [line items]
Loss for provisions established	(606,550)	(809,749)	(765,392)
Income for provisions released	280,595	282,671	324,049
Provisions released
Recovery of loans previously charged-off	63,515	60,848
Net charge to income	(262,440)	(466,230)	(382,678)
Provisions for loan losses [member] | Interbank loans [member]
Disclosure of financial assets [line items]
Loss for provisions established	(695)	(10)	(507)
Income for provisions released	388	218	765
Provisions released
Net charge to income	(307)	208	258
Provisions for loan losses [member] | Financial instruments at FVTOCI [member]
Disclosure of financial assets [line items]
Loss for provisions established	(225)	(250)	(2,223)
Income for provisions released	487	1,649	19
Provisions released
Net charge to income	262	1,399	(2,204)
Provisions for loan losses [member] | Financial Instruments at amortized cost [member]
Disclosure of financial assets [line items]
Loss for provisions established	(121)	(86)	(9)
Income for provisions released	95	9
Provisions released
Net charge to income	(26)	(77)	(9)
Provisions for loan losses [member] | Contingent loans [member]
Disclosure of financial assets [line items]
Loss for provisions established	(17,248)	(16,366)	(25,577)
Income for provisions released	27,795	10,861	46,673
Provisions released
Net charge to income	10,547	(5,505)	21,096
Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Disclosure of financial assets [line items]
Loss for provisions established			(765,392)
Income for provisions released			324,049
Collectively assessed for credit losses [member] | Provisions for loan losses [member]
Provisions released
Recovery of loans previously charged-off			58,665
Commercial loans [member] | Provisions for loan losses [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of financial assets [line items]
Loss for provisions established	(325,135)	(541,857)
Income for provisions released	162,388	173,955
Provisions released
Recovery of loans previously charged-off	22,865	25,511
Net charge to income	(139,882)	(342,391)
Commercial loans [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Disclosure of financial assets [line items]
Loss for provisions established			(423,043)
Income for provisions released			178,243
Provisions released
Net charge to income			(222,587)
Commercial loans [member] | Collectively assessed for credit losses [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Provisions released
Recovery of loans previously charged-off			22,213
Mortgage loans [member] | Provisions for loan losses [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of financial assets [line items]
Loss for provisions established	(33,926)	(27,516)
Income for provisions released	11,664	9,667
Provisions released
Recovery of loans previously charged-off	5,500	2,558
Net charge to income	(16,762)	(15,291)
Mortgage loans [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Disclosure of financial assets [line items]
Loss for provisions established			(35,031)
Income for provisions released			9,102
Provisions released
Net charge to income			(23,138)
Mortgage loans [member] | Collectively assessed for credit losses [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Provisions released
Recovery of loans previously charged-off			2,791
Consumer loans [member] | Provisions for loan losses [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of financial assets [line items]
Loss for provisions established	(229,200)	(223,664)
Income for provisions released	77,778	86,312
Provisions released
Recovery of loans previously charged-off	35,150	32,779
Net charge to income	$ (116,272)	$ (104,573)
Consumer loans [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Disclosure of financial assets [line items]
Loss for provisions established			(279,002)
Income for provisions released			89,247
Provisions released
Net charge to income			(156,094)
Consumer loans [member] | Collectively assessed for credit losses [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Provisions released
Recovery of loans previously charged-off			$ 33,661